Lease (Details) - Schedule of future lease payments under operating leases $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Future Lease Payments Under Operating Leases [Abstract]
2023	$ 604
2024	39
Total lease payments	643
Less: imputed interest	68
Present value of lease liabilities	$ 575